Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax asset	$ 244	$ 354
Current tax liabilities	207	138
Provision for tax uncertainties	213	217
Income taxes paid, classified as operating activities	817	1,114	$ 1,099
Difference between current tax charge and cash tax paid	(199)	(11)
Current tax expense (income), related to Pillar Two income taxes	13	7
Deferred tax assets	173	150
Deferred tax assets arising in jurisdictions with prior year taxable losses	73	76
Deferred tax	2,282	2,794	2,804
Deferred tax asset on losses expected to be utilized in the next 12 months	10
Gross value of tax losses which has not been recognised	699	741
Unrecognised temporary differences in respect of investments in subsidiaries, branches, interests in associates and joint ventures	22,400	23,600
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	$ (57)	$ (57)	$ (64)